T. ROWE PRICE Overseas Stock Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 4.0%
Common Stocks 4.0%
ANZ Group Holdings  9,194,779 240,306
BHP Group  2,722,827 114,769
BHP Group (GBP) (1) 2,240,304 95,408
Coles Group  4,890,772 82,620
Macquarie Group  616,454 109,432
Scentre Group  53,275,268 146,268
Suncorp Group  8,694,359 116,980
Telstra Group  24,969,910 88,153
Total Australia (Cost $732,693) 993,936
AUSTRIA 0.8%
Common Stocks 0.8%
BAWAG Group  580,195 117,661
Erste Group Bank  584,529 76,411
Total Austria (Cost $123,677) 194,072
BELGIUM 0.5%
Common Stocks 0.5%
UCB  477,503 122,567
Total Belgium (Cost $147,172) 122,567
CANADA 3.1%
Common Stocks 3.1%
Brookfield  3,338,756 141,900
Canadian Natural Resources  3,646,854 173,725
Definity Financial (1) 3,394,503 193,788
Element Fleet Management  7,162,473 160,739
National Bank of Canada  504,120 81,542
Total Canada (Cost $416,341) 751,694

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
CHILE 0.5%
Common Stocks 0.5%
Antofagasta (GBP)  2,369,054 118,076
Total Chile (Cost $24,426) 118,076
CHINA 0.7%
Common Stocks 0.7%
Alibaba Group Holding (HKD)  3,751,268 57,145
Tencent Holdings (HKD)  1,175,600 71,833
Zhongji Innolight , Class H (HKD) (2) 379,100 49,693
Total China (Cost $113,955) 178,671
DENMARK 1.2%
Common Stocks 1.2%
Novo Nordisk, Class B  4,680,096 221,376
Orsted  (2) 3,357,632 74,860
Total Denmark (Cost $373,946) 296,236
FINLAND 1.7%
Common Stocks 1.7%
Fortum  3,688,683 83,858
Mandatum  9,609,190 65,834
Sampo, Class A  16,298,999 180,458
Stora Enso, Class R  8,677,018 99,782
Total Finland (Cost $351,435) 429,932
FRANCE 10.4%
Common Stocks 10.4%
Air Liquide  1,324,826 261,002
Airbus  1,478,651 347,126
AXA  4,310,317 223,402
Engie  6,935,440 216,186
EssilorLuxottica 465,761 88,179
Kering  320,890 105,917
L'Oreal 399,385 177,884
Safran  545,368 214,320

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Sanofi  1,570,371 135,227
Societe Generale  2,606,917 245,042
TotalEnergies  4,799,441 423,121
Vinci  1,006,936 142,172
Total France (Cost $1,535,936) 2,579,578
GERMANY 6.1%
Common Stocks 6.1%
Heidelberg Materials  693,820 129,165
Infineon Technologies  2,620,275 188,040
KION Group  1,595,456 72,198
Rheinmetall  81,056 107,152
SAP  634,326 116,269
Siemens  1,782,062 583,887
Siemens Energy  1,264,807 216,084
Siemens Healthineers 2,155,051 91,772
Total Germany (Cost $1,086,045) 1,504,567
HONG KONG 1.3%
Common Stocks 1.3%
AIA Group  18,499,800 186,495
Techtronic Industries  8,507,000 142,917
Total Hong Kong (Cost $274,089) 329,412
IRELAND 0.9%
Common Stocks 0.9%
Kingspan Group  757,676 70,421
Ryanair Holdings, ADR (USD)  2,699,894 157,971
Total Ireland (Cost $224,663) 228,392
ITALY 3.8%
Common Stocks 3.8%
Enel  18,322,465 206,923
Generali (1) 2,781,987 140,988
Moncler  1,633,049 92,886
Prysmian  1,581,080 218,178
UniCredit  2,820,384 265,996
Total Italy (Cost $510,523) 924,971

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 21.1%
Common Stocks 21.1%
Ajinomoto  3,028,700 93,400
Asics  6,275,900 185,041
Chugai Pharmaceutical  3,658,400 158,743
Fujikura  4,803,200 121,888
Hitachi  8,405,300 275,446
Hoya  660,300 100,971
Isetan Mitsukoshi Holdings  3,021,300 67,434
KDDI  9,773,100 180,057
Kioxia Holdings (2) 113,900 31,748
Komatsu  2,439,100 105,833
Mitsubishi Chemical Group  14,510,300 106,779
Mitsubishi Electric  4,840,200 174,359
Mitsubishi UFJ Financial Group  17,140,300 382,854
Mitsui Fudosan  12,150,900 118,367
Murata Manufacturing  2,355,100 107,309
Nintendo  2,409,400 114,934
ORIX  2,649,400 106,928
Panasonic Holdings  5,195,200 137,374
Recruit Holdings  4,031,700 318,830
Resona Holdings  10,871,500 147,426
Seven & i Holdings (1) 6,988,300 92,666
Shimizu (1) 4,464,500 65,766
SoftBank Group  5,378,500 167,527
Sony Group  13,185,200 308,123
Sumitomo (1) 27,998,500 290,624
Sumitomo Mitsui Trust Group  19,962,936 205,273
Suzuki Motor (1) 9,695,000 126,554
Takeda Pharmaceutical  4,999,500 171,661
Tokio Marine Holdings  3,843,600 195,895
Tokyo Electron  695,200 232,431
Toyota Motor  13,004,200 246,100
Tsuruha Holdings (1) 5,175,000 79,000
Total Japan (Cost $3,542,472) 5,217,341
MEXICO 0.4%
Common Stocks 0.4%
Grupo Mexico, Series B  7,493,053 90,114
Total Mexico (Cost $63,506) 90,114

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 7.0%
Common Stocks 7.0%
ABN AMRO Bank, CVA  2,783,052 125,898
AerCap Holdings (USD)  718,610 108,438
Argenx , ADR (USD) (2) 188,952 161,331
ASML Holding  466,734 769,152
BE Semiconductor Industries  365,101 83,725
CVC Capital Partners (1) 2,854,893 47,934
ING Groep 4,852,189 170,513
Koninklijke Philips  5,510,424 145,188
Magnum Ice Cream (1)(2) 5,887,368 110,023
Total Netherlands (Cost $659,725) 1,722,202
NORWAY 1.9%
Common Stocks 1.9%
Aker BP  3,085,495 110,011
DNB Bank  5,817,176 187,305
Equinor  4,367,904 179,307
Total Norway (Cost $297,858) 476,623
SINGAPORE 1.4%
Common Stocks 1.4%
DBS Group Holdings  4,404,940 254,151
Sea, ADR (USD) (2) 949,880 101,390
Total Singapore (Cost $197,088) 355,541
SOUTH KOREA 1.2%
Common Stocks 1.2%
Hanwha Aerospace  86,200 55,339
KT  2,254,265 81,468
Samsung Electronics  968,932 168,647
Total South Korea (Cost $147,631) 305,454
SPAIN 3.3%
Common Stocks 3.3%
Banco Bilbao Vizcaya Argentaria  11,203,658 314,060

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Banco Santander  24,571,458 349,462
Indra Sistemas  (1) 2,119,465 139,348
Total Spain (Cost $496,936) 802,870
SWEDEN 1.6%
Common Stocks 1.6%
Autoliv, SDR (1) 765,956 93,372
Sandvik  5,523,477 206,549
Telefonaktiebolaget LM Ericsson, Class B  9,850,225 96,894
Total Sweden (Cost $241,323) 396,815
SWITZERLAND 5.6%
Common Stocks 5.6%
ABB  2,114,503 208,615
Galderma Group  314,992 68,546
Holcim  1,838,074 166,942
Nestle  1,719,281 171,844
Novartis  1,644,442 257,177
Roche Holding  636,578 278,243
UBS Group  4,526,638 239,267
Total Switzerland (Cost $804,542) 1,390,634
TAIWAN 1.8%
Common Stocks 1.8%
Taiwan Semiconductor Manufacturing  5,885,089 435,292
Total Taiwan (Cost $15,627) 435,292
UNITED KINGDOM 16.7%
Common Stocks 16.7%
3i Group  4,220,211 162,469
Admiral Group  2,990,149 151,578
AstraZeneca (USD)  2,613,621 443,375
Barclays  34,057,832 234,098
Bridgepoint Group (1) 21,648,470 93,562
British American Tobacco  3,574,618 216,840
BT Group  60,970,314 165,085
Bunzl  2,984,777 112,637
Compass Group (USD)  6,731,044 213,750

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Diageo  5,864,567 128,835
Glencore  22,669,487 166,969
Lloyds Banking Group  112,889,520 174,484
National Grid  12,397,727 198,436
Next  576,792 115,507
Rolls-Royce Holdings  14,415,321 287,581
Segro  5,227,108 68,280
Shell, ADR (USD) (1) 4,641,295 426,906
Standard Chartered  9,054,409 267,717
Unilever  8,016,193 510,051
Total United Kingdom (Cost $2,932,255) 4,138,160
UNITED STATES 1.5%
Common Stocks 1.5%
Broadcom  411,725 160,276
Philip Morris International  1,069,051 203,997
Total United States (Cost $189,442) 364,273
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 3.72% (3)(4) 294,055,595 294,056
Total Short-Term Investments (Cost $294,056) 294,056
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.70% (3)(4) 84,261,305 84,261
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 84,261
Total Securities Lending Collateral (Cost $84,261) 84,261
Total Investments in Securities  100.0%
(Cost $15,881,623) $ 24,725,740
Other Assets Less Liabilities 0.0% 6,923
Net Assets 100.0% $ 24,732,663

T. ROWE PRICE Overseas Stock Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2026.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CVA Dutch Certificate ( Certificaten Van Aandelen )
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 2,153++
T. Rowe Price Treasury Reserve Fund, 3.70% — — —++
Totals $ —# $ — $ 2,153+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 655,234  ¤  ¤ $ 294,056
T. Rowe Price Treasury
Reserve Fund, 3.70% —  ¤  ¤ 84,261
Total $ 378,317^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,153 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $378,317.

T. ROWE PRICE Overseas Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Overseas Stock Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Overseas Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Overseas Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F165-054Q3 07/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,763,684 $ 22,583,739 $ — $ 24,347,423
Short-Term Investments 294,056 — — 294,056
Securities Lending Collateral 84,261 — — 84,261
Total $ 2,142,001 $ 22,583,739 $ — $ 24,725,740